Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 161,866				$ 161,866		$ 199,728	$ 402,033
Net loss	82,886	$ 82,372	$ 95,720	$ 74,035	165,258	$ 169,755	342,978	249,726	$ 312,109
Cost of revenue	39,531		$ 49,610		80,093	$ 85,789	194,714	120,634	203,732
Accumulated deficit	$ 2,422,589				$ 2,422,589		$ 2,257,331	1,914,353
Investigation Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities								24,962
Net loss								(3,054)	20,866	$ 1,100
Cost of revenue								(3,054)	$ 20,866
Accumulated deficit								$ 24,962		$ 7,100